Other Significant Items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 659,787	¥ 718,694	¥ 699,754
Point program expenses	67,705	70,837	74,650
Capital expenditures	661,765	703,124	753,660
Impairment losses of goodwill			7,281
Impairment of long-lived assets	30,161		452
Telecommunications Business
Segment Reporting Information [Line Items]
Capital expenditures	635,445	658,427	713,023
Smart Life Business
Segment Reporting Information [Line Items]
Capital expenditures	17,195	27,494	27,891
Impairment of long-lived assets	30,161
Other businesses
Segment Reporting Information [Line Items]
Capital expenditures	9,125	17,203	12,746
Impairment losses of goodwill			7,281
Impairment of long-lived assets			452
Total Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	659,787	718,694	699,754
Point program expenses	67,916	71,174	74,990
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	614,821	669,495	657,892
Point program expenses	60,971	59,959	65,547
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Depreciation and amortization	24,252	20,779	20,021
Point program expenses	6,945	11,215	9,443
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Depreciation and amortization	20,714	28,420	21,841
Eliminations
Segment Reporting Information [Line Items]
Point program expenses	¥ (211)	¥ (337)	¥ (340)